Submission	Apr. 21, 2026
Submission [Line Items]
Central Index Key	0001045610
Registrant Name	Prologis, L.P.
Registration File Number	333-289636-04
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES